Filed pursuant to Rule 497(a)

Registration No. 333-197089

Rule 482 ad

TriplePoint Venture Growth BDC Corp. Announces Public Offering of Common Stock

MENLO PARK, Calif., March 26, 2015 — TriplePoint Venture Growth BDC Corp. (NYSE: TPVG) (the “Company” or “TPVG”) today announced that it is commencing a public offering of 6,500,000 shares of its common stock. TPVG also plans to grant the underwriters a 30-day option to purchase up to an additional 975,000 shares of common stock.

The Company intends to use the net proceeds from the offering to temporarily repay a portion of its outstanding borrowings and, through re-borrowings, make new investments in accordance with its investment objective and strategies and for general working capital purposes.

Morgan Stanley & Co. LLC, Wells Fargo Securities, LLC, Goldman, Sachs & Co., and UBS Securities LLC are acting as joint book-running managers for the offering.

Investors are advised to carefully consider the investment objective, risks and charges and expenses of the Company before investing. The preliminary prospectus, dated March 26, 2015 contains this and other information about the Company and should be read carefully before investing.

This press release shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities referred to in this press release in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. A registration statement on Form N-2 relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

The offering will be made only by means of a preliminary prospectus, dated March 26, 2015, copies of which may be obtained from: Morgan Stanley & Co. LLC, Attn: Prospectus Department, 180 Varick Street, 2nd Floor, New York, NY 10014; Wells Fargo Securities, LLC, Attention: Equity Syndicate at 375 Park Avenue, New York, NY 10152-4077, or by calling (800) 326-5897, or by email: cmclientsupport@wellsfargo.com; Goldman, Sachs & Co., Attn: Prospectus Department, 200 West Street, New York, NY 10282, or by calling (866) 471-2526, sending a request via facsimile at (212) 902-9316, or by email: prospectus-ny@ny.email.gs.com; or UBS Securities LLC, Attn: Prospectus Department, 299 Park Avenue, New York, NY 10171, or by calling (888) 827-7275.

About TriplePoint Venture Growth BDC Corp.

TriplePoint Venture Growth BDC Corp. (the “Company”) is an externally managed, closed-end, non-diversified management investment company that has elected to be regulated as a business development company under the Investment Company Act of 1940, as amended. It was formed to expand the venture growth stage business segment of its sponsor, TriplePoint Capital LLC. The Company’s investment objective is to maximize its total return to stockholders primarily in the form of current income and, to a lesser extent, capital appreciation by primarily lending with warrants to venture growth stage companies backed by a select group of venture capital firms in the technology, life sciences and other high growth industries.

Forward-Looking Statements

Statements included herein may constitute “forward-looking statements,” which relate to future events or the Company’s future performance or financial condition, including statements with regard to the Company’s anticipated use of the net proceeds of the offering. These statements are not guarantees of future performance and are subject to risks, uncertainties, and other factors, some of which are beyond the Company’s control and difficult to predict and could cause actual results to differ materially from those expressed or forecasted in the forward-looking statements, including those described from time to time in the Company’s filings with the Securities and Exchange Commission, including the preliminary prospectus that will be filed with the Securities and Exchange Commission. The Company undertakes no duty to update any forward-looking statements made herein, unless required to do so by law. All forward-looking statements speak only as of the time of this press release.

Contact

Chuck Dohrenwend or Trevor Martin

Abernathy MacGregor

212-371-5999 / 415-926-7961

cod@abmac.com / trm@abmac.com